Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	$ 8,516	$ 8,388
Deposits		100,000
Goodwill		6,580,660
Property and equipment	14,960	226,213
Intangible assets	5,094,235	9,372,537
Canada [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	8,516	8,388
Deposits
Goodwill
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits
Deposits		100,000
Goodwill		6,580,660
Property and equipment	14,960	226,213
Intangible assets	$ 5,094,235	$ 9,372,537